LONG-TERM DEBT, NET - Summary of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Long-Term Debt [Line Items]
Current portion of unamortized deferred financing costs	$ 2,765	$ 3,669
Senior Notes [Member] | 2013 Senior Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	55,452	63,486
Senior Notes [Member] | Studio City Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	13,218	15,129
Senior Notes [Member] | Philippine Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	3,491	4,614
Total Credit Facility [Member] | Studio City Project Facility [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	32,948	51,845
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 10,473	$ 12,399